Offerings	Nov. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	316,625
Proposed Maximum Offering Price per Unit	12.24
Maximum Aggregate Offering Price	$ 3,875,490.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 337.17
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (the "Common Stock") of Salesforce, Inc. (the "Registrant") that become issuable under the Merlin AI, Inc. 2023 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase in the number of outstanding shares of Common Stock. The proposed maximum offering price per unit and maximum aggregate offering price are estimated in accordance with Rule 457(h) under the Securities Act based on the weighted-average exercise price of the outstanding options under the Plan. The number of shares registered represents shares of Common Stock issuable upon exercise of stock options awarded under the Plan that were assumed by and converted into stock options of the Registrant on November 2, 2026 in connection with the Registrant's acquisition of Merlin AI, Inc. ("Merlin").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	292,493
Proposed Maximum Offering Price per Unit	229.51
Maximum Aggregate Offering Price	$ 67,130,068.43
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,840.32
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without consideration that results in an increase in the number of outstanding shares of Common Stock. The proposed maximum offering price per unit and maximum aggregate offering price are estimated in accordance with Rule 457(c) and (h) under the Securities Act based on the average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on October 29, 2026. The number of shares registered represents shares of Common Stock that were issued in exchange for shares of restricted stock of Merlin that were granted under the Plan, or upon the exercise of stock options granted under the Plan, and shares of Common Stock issuable upon the vesting of restricted stock units awarded under the Plan that in each case were assumed by the Registrant on November 2, 2026 in connection with the Registrant's acquisition of Merlin.